Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenue
Project Income	$ 634,222	$ 125,591
Cost of revenue	430,065	89,740
Gross profit	204,157	35,851
Operating expenses:
Depreciation and amortization	99
Selling, general and administrative	977,123	94,075
Professional services	1,519,903	6,573
Advertising and marketing	159,658	11,911
Salaries and wages	982,040	76,237
Total operating expenses	3,638,823	188,796
Loss from operations	(3,434,666)	(152,945)
Other income (expense)
Government subsidies	9,017
Interest expense	(7,076)	(40,735)
Interest income	273	818
Total other expense	2,214	(39,917)
Loss from operations before income taxes	(3,432,452)	(192,862)
Provision for income taxes
Net Loss	(3,432,452)	(192,862)
Other comprehensive loss
Foreign currency translation adjustments	96,515	(2,159)
Total comprehensive loss	$ (3,335,937)	$ (195,021)
Net loss per share - basic	$ (0.27)	$ (0.02)
Net loss per share - diluted	$ (0.27)	$ (0.02)
Weighted average shares outstanding - basic	12,732,149	7,773,406
Weighted average shares outstanding - diluted	12,732,149	7,773,406